2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2017
Standard, Interpretation or Amendment 1
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	Amendment to IAS 7 - Statement of Cash Flows.
Standard, Interpretation or Amendment 2
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	Amendment to IAS 12 - Recognition of Deferred Tax Assets for Unrealized Losses.
Standard, Interpretation or Amendment 3
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations	Amendment to IFRS 12 - Annual Improvements Cycle 2014-2016.
Standard, Interpretation or Amendment 4
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 9: Financial Instruments: Classification and Measurement Mandatory application for years beginning on: 1/1/2018
Standard, Interpretation or Amendment 5
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 15: Revenue from Contracts with Customers Mandatory application for years beginning on: 1/1/2018
Standard, Interpretation or Amendment 6
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 16: Leases Mandatory application for years beginning on: 1/1/2019
Standard, Interpretation or Amendment 7
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 17: Insurance Contracts Mandatory application for years beginning on: 1/1/2021
Standard, Interpretation or Amendment 8
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRIC 22: Foreign Currency Transactions and Advance Consideration Mandatory application for years beginning on: 1/1/2018
Standard, Interpretation or Amendment 9
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRIC 23: Uncertainty Over Income Tax Treatments Mandatory application for years beginning on: 1/1/2019
Standard, Interpretation or Amendment 10
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 2: Share-based Payment: Clarifies the accounting for certain types of share-based payment transactions Mandatory application for years beginning on: 1/1/2018
Standard, Interpretation or Amendment 11
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IAS 40: Transfer of Investment Property Mandatory application for years beginning on: 1/1/2018
Standard, Interpretation or Amendment 12
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 9: Prepayment Features with Negative Compensation Mandatory application for years beginning on: 1/1/2019
Standard, Interpretation or Amendment 13
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 15: Revenue from Contracts with Customers Mandatory application for years beginning on: 1/1/2018
Standard, Interpretation or Amendment 14
DisclosureOfNewIFRSsLineItems [Line Items]
Description of new standards, amendments, or interpretations not yet effective	IFRS 10 and IAS 28: Sale and Contribution of Assets Mandatory application for years beginning on: To be determined